Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Components of Current and Deferred Income Tax Expenses

The current and deferred components of the income tax expenses appearing in the consolidated statement of operations were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expenses	3,535	8,258	14,265
Deferred tax expenses	(3,147)	(5,822)	(8,943)
	388	2,436	5,322

Summary of Principle Components of Deferred Tax

The principle components of deferred taxes were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Accrued expenses	32,333	32,290
Convertible notes — change in fair value	2,550	—
Net operating loss carrying forwards	78,692	149,628
Total deferred tax assets	113,575	181,918
Less: Valuation allowance	(110,563)	(178,462)
Deferred tax assets, net	3,012	3,456

As of December 31, 2018, the Group had net operating loss carried forward of RMB598,512 from the Company’s PRC entities, which will expire on various dates from December 31, 2019 to December 31, 2023.

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities
Acquired intangible assets	77,580	71,031
Total deferred tax liabilities	77,580	71,031

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Loss before income taxes	(127,216)	(394,798)	(828,087)
Income tax benefit computed at an applicable tax rate of 25%	(31,804)	(98,699)	(207,022)
Permanent differences	13,948	13,279	106,509
Effect of income tax rate differences in jurisdictions other than PRC	—	—	38,490
Effect of preferential tax rate	(28)	(26)	(554)
Change in valuation allowance	18,272	87,882	67,899
	388	2,436	5,322